Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)	$ (88,333)	$ (103,683)	$ (67,255)
Actuarial gains and losses	70	(515)	(30)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	70	(515)	(30)
Currency translation adjustment	(19,192)	23,512	(4,333)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	(19,192)	23,512	(4,333)
Total comprehensive income (loss)	(107,455)	(80,686)	(71,618)
Attributable to shareholders of Cellectis	(97,125)	(75,963)	(71,607)
Attributable to non-controlling interests	$ (10,330)	$ (4,723)	$ (12)